Property, Plant and Equipment - Narrative (Details) - CAD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 05, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Revenue			$ 35,656,000,000	$ 35,968,000,000	$ 42,298,000,000
Revenue net of blending, production, transportation, and feedstock expense			17,579,000,000
Chevron Canada Limited
Disclosure of detailed information about property, plant and equipment [line items]
Total purchase consideration	$ 9,163,000,000		9,163,000,000
Revenue of acquiree since acquisition date	222,000,000
Revenue net of blending, production, transportation, and feedstock expense since acquisition date	109,000,000
Earnings before tax, including interest expense, depletion, depreciation and amortization since acquisition date	23,000,000
Proforma revenue		$ 2,700,000,000
Pro forma operating income		1,475,000,000
Pro forma earnings before tax, including interest expense, depletion, depreciation and amortization		$ 570,000,000
Asset retirement obligations	$ 173,000,000		$ 173,000,000
Chevron Canada Limited, Operated Working Interest, Duvernay Asset Play in Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Interest acquired	70.00%		70.00%
Chevron Canada Limited, Working Interest, AOSP
Disclosure of detailed information about property, plant and equipment [line items]
Interest acquired	20.00%		20.00%
Chevron Canada Limited, Direct and Indirect Working Interest, AOSP
Disclosure of detailed information about property, plant and equipment [line items]
Interest acquired	90.00%		90.00%
Non Revolving Term Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Maximum credit facility	$ 4,000,000,000		$ 4,000,000,000
North America Exploration And Production segment - Crude Oil And Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Total purchase consideration					513,000,000
Asset retirement obligations					11,000,000
Lease liabilities					0
Gains on acquisitions of property, plant and equipment, pre-tax					$ 0
Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Project costs not subject to depletion and depreciation	$ 272,000,000		$ 272,000,000	$ 191,000,000